Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

Long-term investments consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Equity method investments:
Shanghai Youmei Information Consulting Co., Ltd. (Youmei)(a)	18,462	—
Qingdao Rongzemingzhi Network Technology Co., Ltd. (Rongzemingzhi)(b)	11,782	—
Other equity method investments(c)	6,929	686
Less: impairment loss on equity method investments	(18,711)	(686)

Equity securities without readily determinable fair values investments:
Hangzhou Renjunxing Technology Co., Ltd (Renjunxing)(d)	18,681	18,681
Green fire Decoration Engineering (Beijing) Co., Ltd. (Green Fire)(e)	13,821	—
Other equity securities without readily determinable fair values investments(f)	15,910	200
Less: impairment loss on equity securities without readily determinable fair values investments	(21,321)	—
Total	45,553	18,881
(a)	In April 2023, the Group acquired 25.53% of equity interest of Youmei through nonmonetary transaction with Youmei, a We Media Company for study abroad and education, in exchange of the Group’s building located in Ningbo, Zhejiang Province. The cost of equity interest acquired in exchange is initially measured at the fair value of the building that the Group surrendered to obtain the equity interest which is RMB17,647. Gain of this nonmonetary transaction was RMB1,353. As the Group has the ability to exercise significant influence but does not have control over the investee, the investment was accounted for by using equity method. The investment has been fully impaired since June 30, 2024. In October 2024, the investment was disposed due to the termination of the Ucommune Venture VIE Agreement.

(b)	In March 2023, the Group acquired 29.51% of equity interest of Rongzemingzhi through nonmonetary transactions with Rongzemingzhi, a software design and development Company, in exchange of the Group’s building located in Ningbo, Zhejiang Province. The cost of equity interest acquired in exchange is initially measured at the fair value of the building that the Group surrendered to obtain the equity interest which is RMB11,802. Gain of this nonmonetary transaction was RMB909. As the Group has the ability to exercise significant influence but does not have control over the investee, the investment was accounted for by using equity method. As of December 31, 2023, Rongzemingzhi was fully impaired. In October 2024, the investment was disposed due to the termination of the Ucommune Venture VIE Agreement.
(c)	All of the other equity method investments has been fully impaired since December 31, 2021. In October 2024, the majority of other equity method investments were disposed due to the termination of the Ucommune Venture VIE Agreement.

(d)	In June 2023, the Group acquired 0.8974% of equity interest of Renjunxing through nonmonetary transactions with Renjunxing, a game Company, in exchange of the Group’s creditor’s right of prepaid rental expense receivables due to early termination of two leases of which carrying value is RMB18,681. The cost of equity interest acquired in exchange is initially measured at the fair value of the creditor’s right that the Group surrendered to obtain the equity interest which is equal to RMB18,681. As the Group does not have the ability to exercise significant influence over the investee, the investment was accounted for by using equity securities without readily determinable fair value.

(e)	In March 2021, the Group invested RMB13,821 in cash in Green fire, a decoration and material sales Company, for 10% equity interests. As the Group does not have the ability to exercise significant influence over the investee, the investment was accounted for by using equity securities without readily determinable fair value. The 10% equity interest was frozen in relation to a legal case regarding a lease of property. As of December 31, 2023, Green fire has been fully impaired. In October 2024, the investment was disposed due to the termination of the Ucommune Venture VIE Agreement.

(f)	The balance represents equity securities without readily determinable fair values for the Group does not have the ability to exercise significant influence over the investees. Among the total RMB15,910 equity securities without readily determinable fair values investments, RMB2,400 related to 6 long-term investments were frozen in relation to a legal case regarding a lease of property. In October 2024, the majority of other equity securities without readily determinable fair values were disposed due to the termination of the Ucommune Venture VIE Agreement..